REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS	12 Months Ended
Dec. 31, 2010
Reporting Currency Abstract
REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS

NOTE 2: REPORTING CURRENCY AND TRANSLATION INTO US DOLLARS

The financial statements of the Group as of December 31, 2010, are expressed in Euro (EUR). The translation of EUR amounts into US dollar amounts is presented solely for the convenience of the reader and should not be construed as representations that the amounts stated in EUR have been or could have been or could be now or at any time in the future converted into US dollars at this or any other rate of exchange. The exchange rate used for the purpose of this disclosure is the noon buying rate in New York City for cable transfers in foreign currencies, as certified for customs by the Board of Governors of the Federal Reserve Bank of New York on Tuesday, May 31, 2011 which was EUR 0.6956 to USD 1.00 (EUR 0.7484 to USD 1.00 on December 31, 2010).